NOTE 3 - STOCKHOLDERS' DEFICIENCY (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended					79 Months Ended
	Dec. 31, 2006	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Stock Issued During Period, Value, Issued for Cash (in Dollars)	$ 50	$ 16,100,000	$ 810,000		$ 2,629,497	$ 718,694	$ 170,050	$ 15,000	$ 172,625
Stock Issued During Period, Shares, Issued for Services		805,000
Issuance of Stock and Warrants for Services or Claims (in Dollars)		200,000			35,427	49,434				84,861
Stock Issued During Period, Value, Issued for Services (in Dollars)		5,000			2,000,000
undefined					2,000,000
Sale of Stock, Offering of Shares (in Dollars)					2,000,000
Stockholders' Equity Note, Subscriptions Receivable (in Dollars)					$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued					50,000,000	10,000,000
Fair Value Assumptions, Expected Term				1 year 73 days	6 years
Fair Value Assumptions, Expected Volatility Rate				100.00%	230.00%
Fair Value Assumptions, Expected Dividend Rate				0.00%	0.00%
Fair Value Assumptions, Risk Free Interest Rate				1.40%	0.13%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)					$ 0.04	$ 0.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number		7,233,334	7,233,334							7,233,334
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					50,000,000